Acquisitions (Summary Of Financial Statement Impacted By Recast Adjustment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Adjustment [Member]	Apr. 29, 2011 Scenario, Actual [Member]		Dec. 31, 2010 Scenario, Actual [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Covered loans				$ 806,924	$ (2)	$ 148,512	[1]	$ 806,922
FDIC loss share receivable				278,263	782	60,004	[1]	279,045
Other assets				32,495	884	954	[1]	33,379
FDIC clawback payable	25,169	24,645	6,904	24,606	39	892	[1]	24,645
Accrued interest payable and other liabilities				$ 43,882	$ 1,625			$ 45,507

[1]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.